Liquidity and Financial Condition	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liquidity and Financial Condition [Abstract]
Liquidity and Financial Condition

Note 2 — Liquidity and Financial Condition

The Company has had limited operating activities to date, substantially all of which have been devoted to seeking licenses and engaging in research and development activities. The Company’s product candidates currently under development will require significant additional research and development efforts prior to commercialization. The Company has financed its operations since inception primarily using proceeds received from seed investors, and proceeds received upon the completion of its IPO and private placement.

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future. As of June 30, 2022, the Company had cash of approximately $22.2 million, working capital of approximately $20.5 million and an accumulated deficit of approximately $12.3 million.

On April 19, 2022, the Company completed a private placement in which it received approximately $6.9 million in net cash proceeds, after deducting placement agent fees and other offering expenses, see Note 6. In addition, on August 11, 2022, the Company completed a private placement in which it received approximately $8.8 million in net proceeds, after deducting placement agent fees and other initial offering expenses, see Note 11. The Company believes the existing cash at June 30, 2022, will be sufficient to continue operations, satisfy its obligations and fund the future expenditures that will be required to conduct the clinical and regulatory work to develop its product candidates for at least one year after the date that these financial statements are available to be issued. As such, the Company determined that it is not probable based on projected cash flows that substantial doubt about the Company’s ability to continue as a going concern exists for the one-year period following the date that the financial statements for the three and six months ended June 30, 2022 were available to be issued.

The Company will require significant additional capital to make the investments it needs to execute its longer-term business plan. The Company expects a significant increase in cash outflows as compared to its historical spend for its planned pre-clinical development and clinical trial activities, and as such, it will need to raise additional capital to sustain operations and meet its long-term operating requirements beyond the one year period following the issuance of these financial statements. The Company expects to seek additional funding through additional debt or equity financings; however, there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all. If the Company is unable to secure additional capital, it may be required to curtail any clinical trials and development of products and take additional measures to reduce expenses in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations in the long-term.

Note 2 — Liquidity and Financial Condition

The Company has had limited operating activities to date, substantially all of which have been devoted to seeking licenses and engaging in research and development activities. The Company’s product candidates currently under development will require significant additional research and development efforts prior to commercialization. The Company has financed its operations since inception primarily using proceeds received from seed investors.

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future. As of December 31, 2021, the Company had cash of approximately $1.9 million, working capital of approximately $1.4 million and an accumulated deficit of approximately $6.0 million.

On February 23, 2022, the Company completed its initial public offering (“IPO”) in which the Company received approximately $17.2 million in net proceeds, after deducting the underwriting discount, and estimated offering expenses, see Note 10. The Company believes the existing cash at December 31, 2021, together with the net proceeds received upon the close of its IPO, will be sufficient to continue operations, satisfy its obligations and fund the future expenditures that will be required to conduct the clinical and regulatory work to develop its product candidates into the second quarter of 2023. As such, the Company determined that it is not probable based on projected cash flows that substantial doubt about the Company’s ability to continue as a going concern exists for the one-year period following the date that the financial statements for the year ended December 31, 2021 were issued.

The Company will require significant additional capital to make the investments it needs to execute its longer-term business plan. The Company expects a significant increase in cash outflows as compared to its historical spend for its planned pre-clinical development and clinical trial activities, and as such, it will need to raise additional capital to sustain operations and meet its long-term operating requirements beyond the one year period following the issuance of these financial statements. The Company expects to seek additional funding through additional debt or equity financings; however, there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all. If the Company is unable to secure additional capital, it may be required to curtail any clinical trials and development of products and take additional measures to reduce expenses in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations in the long-term.